BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Schedule of Financial Information on Ferrosur Roca S A (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 127,716,806	$ 125,460,295
Non-current assets	511,128,088	506,365,312
Current liabilities	117,359,492	130,003,943
Non-current liabilities	227,263,867	140,753,110
Shareholders’ equity attributable to owners of the parent company	294,239,498	360,461,861
Non-controlling interest	(17,963)	606,693
Revenues	422,160,817	451,954,054	$ 446,871,607
Financial results, net	(46,064,825)	(54,836,592)	257,699
Income tax	(7,737,730)	(28,637,429)	(60,464,798)
Net losses for the year	9,680,523	5,626,755	38,483,507
Net cash generated by (used in) operating activities	85,030,209	97,663,754	91,292,551
Net cash generated by (used in) investing activities	(35,825,361)	(14,688,912)	(53,654,338)
Net cash generated by (used in) financing activities	(41,085,569)	(77,172,406)	(53,135,729)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	6,540,801	710,337	6,799,736
Ferrosur Roca S.A.
Disclosure of subsidiaries [line items]
Current assets	6,432,521	6,633,042
Non-current assets	6,018,546	8,015,053
Current liabilities	7,373,666	10,281,947
Non-current liabilities	2,317,828	1,332,845
Shareholders’ equity attributable to owners of the parent company	2,207,659	2,426,642
Non-controlling interest	551,915	606,661
Revenues	33,265,474	36,384,432	36,273,669
Financial results, net	(1,042,507)	712,145	(351,779)
Depreciation	(2,764,791)	(8,396,827)	(6,894,662)
Income tax	(552,976)	1,452,029	(76,837)
Net losses for the year	(4,745,191)	(5,298,385)	(7,330,754)
Net cash generated by (used in) operating activities	(1,983,303)	(280,281)	2,865,822
Net cash generated by (used in) investing activities	3,329,828	(2,814,803)	(3,576,068)
Net cash generated by (used in) financing activities	(1,213,679)	3,392,253	556,037
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	$ (228,460)	$ (175,373)	$ (115,395)